Jan. 24, 2017

SUPPLEMENT TO THE
PROSPECTUS OF
WELLS FARGO RETAIL MONEY MARKET FUNDS
 Wells Fargo National Tax-Free Money Market Fund
 (the "Fund")
I. Effective immediately, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.53%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.45%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

2.
The Manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.